Columbia Overseas Value Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 3.2%
Northern Star Resources Ltd.	6,115,826	109,964,343
Paladin Energy Ltd.(a)	7,410,021	39,611,558
Santos Ltd.	8,849,834	37,351,953
Total		186,927,854
Belgium 0.4%
Galapagos NV, ADR(a)	697,318	21,840,000
Brazil 1.4%
Banco do Brasil SA	15,905,905	67,135,652
Cosan SA(a)	13,606,010	15,599,685
Total		82,735,337
Canada 4.2%
Finning International, Inc.	760,627	40,713,371
NexGen Energy Ltd.(a)	3,468,678	31,079,355
Nutrien Ltd.	346,125	20,134,091
Pan American Silver Corp.(b)	1,363,563	62,273,922
Teck Resources Ltd., Class B	1,032,561	44,286,541
Vermilion Energy, Inc.	4,460,072	41,344,867
Total		239,832,147
China 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	13,502,000	98,813,378
Finland 1.0%
UPM-Kymmene OYJ	2,068,452	56,469,877
France 7.6%
AXA SA	2,096,683	94,723,489
BNP Paribas SA	592,459	50,642,656
Cie de Saint-Gobain SA	157,743	15,743,849
Eiffage SA	234,888	32,456,300
Sanofi SA	1,020,723	101,804,316
TotalEnergies SE	2,199,949	144,727,592
Total		440,098,202
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 4.3%
Duerr AG	921,515	20,832,589
E.ON SE	5,375,764	95,754,445
Fresenius Medical Care AG	1,106,755	52,901,096
KION Group AG	646,272	48,436,942
Siemens AG, Registered Shares	108,793	28,852,315
Total		246,777,387
Greece 2.6%
Piraeus Financial Holdings SA(a)	14,018,518	115,078,428
Star Bulk Carriers Corp.	1,653,674	32,908,113
Total		147,986,541
Hong Kong 4.4%
BOC Hong Kong Holdings Ltd.	15,576,500	75,200,447
Sun Hung Kai Properties Ltd.	7,536,500	95,716,166
WH Group Ltd.	78,041,830	81,727,974
Total		252,644,587
Ireland 2.1%
Bank of Ireland Group PLC	6,439,604	119,273,007
Israel 1.8%
Check Point Software Technologies Ltd.(a)	561,994	104,963,619
Italy 3.4%
BPER Banca SPA	9,644,614	116,224,843
Buzzi SpA	550,902	33,979,741
PRADA SpA	7,975,200	47,353,919
Total		197,558,503
Japan 22.9%
Dai-ichi Life Holdings, Inc.	6,781,900	52,911,426
Daiwabo Holdings Co., Ltd.	3,073,000	59,870,579
Iyogin Holdings, Inc.	2,943,400	48,431,451
Kinden Corp.	1,082,600	44,959,315
Macnica Holdings, Inc.	3,119,300	46,371,007
MatsukiyoCocokara & Co.	3,582,300	66,277,309
Mebuki Financial Group, Inc.	14,535,400	94,973,905
Medipal Holdings Corp.	2,584,700	45,110,269
Nippon Television Holdings, Inc.	2,457,600	62,952,194
ORIX Corp.	3,467,200	94,774,886

Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sankyo Co., Ltd.	4,997,000	86,475,393
Sanwa Holdings Corp.	1,060,100	27,339,663
Shimamura Co., Ltd.	1,068,900	76,607,841
Ship Healthcare Holdings, Inc.	1,213,400	20,134,467
Subaru Corp.	3,588,600	80,148,213
Sumitomo Corp.	2,597,500	81,592,159
Sumitomo Mitsui Financial Group, Inc.	4,028,400	121,893,356
Sundrug Co., Ltd.	863,800	23,950,052
Tokyo Tatemono Co., Ltd.	3,337,600	73,772,921
TOPPAN Holdings, Inc.	1,632,700	52,711,365
Toyota Tsusho Corp.	1,076,200	34,882,507
TV Asahi Holdings Corp.	1,135,400	24,400,391
Total		1,320,540,669
Jersey 0.6%
Yellow Cake PLC(a)	5,467,397	37,909,078
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR(a)	418,574	32,359,956
Netherlands 4.7%
ASR Nederland NV	1,315,845	88,843,327
ING Groep NV	4,182,138	108,438,598
Koninklijke Ahold Delhaize NV	1,137,524	47,091,712
Prosus NV, Class N(a)	434,756	27,408,755
Total		271,782,392
Norway 2.4%
DNB Bank ASA	2,903,592	77,643,044
Leroy Seafood Group ASA	12,593,466	58,514,669
Total		136,157,713
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2,611,956	55,382,105
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	106,132	—
Singapore 1.7%
BW LPG Ltd.	545,083	6,925,091
BW LPG Ltd.	2,181,221	27,679,694
Venture Corp., Ltd.	5,324,200	61,457,329
Total		96,062,114
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.6%
Impala Platinum Holdings Ltd.	2,788,209	35,089,980
South Korea 0.6%
Youngone Corp.	606,209	36,067,921
Spain 3.9%
Banco Santander SA	16,182,122	173,583,980
Endesa SA	1,463,411	53,081,636
Total		226,665,616
Switzerland 1.2%
Nestlé SA, Registered Shares	699,392	69,561,848
United Arab Emirates 1.6%
Emaar Properties PJSC	24,856,919	90,059,998
United Kingdom 8.8%
AstraZeneca PLC, ADR	537,320	49,820,310
Centrica PLC	21,369,471	48,534,579
Flutter Entertainment PLC(a)	91,792	19,167,088
HSBC Holdings PLC	3,253,262	46,101,955
Imperial Brands PLC	3,187,306	135,399,072
JD Sports Fashion PLC	34,482,473	35,314,015
Marks & Spencer Group PLC	15,051,144	69,289,600
TP Icap Group PLC	19,344,727	65,214,543
Vodafone Group PLC	33,238,107	41,392,775
Total		510,233,937
United States 8.6%
Burford Capital Ltd.	3,412,077	32,653,577
Diversified Energy Co.	3,204,622	48,197,515
Energy Fuels, Inc.(a)	1,213,266	17,471,030
Jazz Pharmaceuticals PLC(a)	269,936	47,651,802
JBS NV, Class A(a)	3,367,164	49,463,639
Primo Brands Corp., Class A	2,908,988	45,642,022
Roche Holding AG, Genusschein Shares	126,013	48,276,007
Shell PLC	4,897,554	179,989,639
Smurfit WestRock PLC	687,756	24,546,012
Total		493,891,243
Total Common Stocks (Cost $4,514,232,446)		5,607,685,009

Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2025 (Unaudited)
Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE Value ETF	1,253,013	88,049,224
Total Exchange-Traded Equity Funds (Cost $78,349,020)		88,049,224

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 4.061%(g),(h)	25,924,777	25,916,999
Total Money Market Funds (Cost $25,913,404)		25,916,999
Total Investments in Securities (Cost $4,618,494,870)		5,721,651,232
Other Assets & Liabilities, Net		41,254,644
Net Assets		$5,762,905,876
At November 30, 2025, securities and/or cash totaling $12,390,495 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
50,642,566 USD	38,571,000 GBP	Barclays	01/05/2026	414,098	—
16,885,572 USD	21,845,000 SGD	Barclays	01/05/2026	17,064	—
43,254,000 AUD	28,191,011 USD	Citi	01/05/2026	—	(155,037)
69,940,000 NZD	39,699,343 USD	Citi	01/05/2026	—	(506,925)
301,977,112 USD	463,796,000 AUD	Citi	01/05/2026	1,966,649	—
192,120,139 USD	147,215,000 GBP	Citi	01/05/2026	2,749,240	—
27,504,048 USD	4,293,767,000 JPY	Citi	01/05/2026	90,361	—
27,443,793 USD	261,586,000 SEK	Citi	01/05/2026	323,316	—
362,557,000 CAD	257,731,438 USD	HSBC	01/05/2026	—	(2,196,422)
27,427,693 USD	177,427,000 DKK	HSBC	01/05/2026	202,373	—
25,184,558,000 JPY	164,401,601 USD	Morgan Stanley	01/05/2026	2,550,017	—
25,573,000 AUD	16,525,170 USD	State Street	01/05/2026	—	(233,822)
31,570,000 CAD	22,609,592 USD	State Street	01/05/2026	—	(23,876)
181,146,361 USD	145,691,000 CHF	State Street	01/05/2026	1,086,642	—
17,075,065 USD	13,539,000 CHF	State Street	01/05/2026	—	(140,233)
78,435,000 SGD	60,266,236 USD	UBS	01/05/2026	—	(423,087)
268,734,516 USD	233,039,000 EUR	UBS	01/05/2026	2,194,295	—
22,373,232 USD	3,442,916,000 JPY	UBS	01/05/2026	—	(246,919)
33,839,075 USD	320,632,000 SEK	UBS	01/05/2026	195,712	—
Total				11,789,767	(3,926,321)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pan American Silver Corp.	Morgan Stanley	USD	(12,454,209)	(2,727)	45.00	12/19/2025	(205,838)	(709,020)

Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,219	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	6,022,145	1,976,605,622	(1,956,713,750)	2,982	25,916,999	(16,659)	1,279,055	25,924,777
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Overseas Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT208_02_T01_(01/26)